Related Parties	12 Months Ended
Feb. 28, 2023
Disclosure of related party [Abstract]
RELATED PARTIES

30. RELATED PARTIES

In addition to the information disclosed in Notes 11, 12 and 19 in the financial statements, the following transactions took place between the Group and related parties at the terms agreed between parties:

Transactions with related parties

	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Sales to related parties	(20,139)	(28,915)	(24,901)
Purchases from related parties	92,520	98,032	54,470
Rent paid to related parties	6,121	13,697	18,260
Interest paid to related party	–	–	2,048

Information regarding the key management and prescribed officers is detailed in Note 34.